Pinnacle Capital Management Funds Trust

FILED VIA EDGAR

June 18, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pinnacle Capital Management Funds Trust
File No. 811-22445; 333-168469

Ladies and Gentlemen:

On behalf of Pinnacle Capital Management Funds Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the 1789 Growth and Income Fund Prospectus and Statement of Additional Information as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on June 2, 2014 (accession number 0001111830-14-000354); such supplement is incorporated by reference into this Rule 497 Document.

Please contact the undersigned at 513/346-4190 if you have any questions.

Very truly yours,

/s/ Patricia M. Bruns

Patricia M. Bruns
Assistant Secretary